SCHEDULE OF AMOUNT DUE FROM AND DUE TO RELATED PARTIES (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Due to related parties		$ 565,675	$ 683,981
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties			26,364
Due to related parties	$ 723,488	565,675
Manager of a Subsidiary [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties			26,364
Mr Deqin Ke [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due from related parties
Mr Yumin Lin [Member] | President, Chief Executive Officer, Secretary, Director and Majority shareholder [Member]
Related Party Transaction [Line Items]
Due to related parties		389,051	344,218
Mr Yumin Lin [Member] | President, Chief Executive Officer, Secretary, Director and Majority shareholder [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	454,645	389,051
Ms. Xiulan Zhou [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties		508	1,157
Ms. Xiulan Zhou [Member] | Manager of a Subsidiary, Mr. Yumin Lin’s Wife [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	1,670	508
Ms Huagen Li [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties		2,316	2,518
Mr. Guodong Jia [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties		2,342	944
Mr. Guodong Jia [Member] | Manager of a Subsidiary [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	5,900	2,342
Minghua Cheng [Member] | Former Director And Majority Shareholder [Member]
Related Party Transaction [Line Items]
Due to related parties			157,353
Mr. Hongwei Ye [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties		16	17
Mr. Hongwei Ye [Member] | Manager of a Subsidiary, Shareholder [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	15	16
Mr. Anping Chen [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties		1,290	6,924
Mr. Anping Chen [Member] | Manager of a Subsidiary [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	9,442	1,290
Mr. Jiangwei Jia [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties		3,678	787
Mr. Jiangwei Jia [Member] | Manager of a Subsidiary [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	7,977	3,678
Xiuyun Wang [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties			6,020
Mr. Yuwen Li [Member] | Vice President [Member]
Related Party Transaction [Line Items]
Due to related parties		64,924	70,745
Mr. Yuwen Li [Member] | Vice President [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	100,416	64,924
Shenzhen Da Xing Hua Shang Industry Development Ltd [Member] | Mr. Yumin Lin is the Supervisor of Shenzhen DaXingHuaShang Industry Development Ltd [Member]
Related Party Transaction [Line Items]
Due to related parties		86,842	93,298
Shenzhen Da Xing Hua Shang Industry Development Ltd [Member] | Mr. Yumin Lin is the Supervisor of Shenzhen DaXingHuaShang Industry Development Ltd [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	82,468	86,842
Ms. Chunxiang Zhang [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties		998
Ms. Chunxiang Zhang [Member] | Manager of a Subsidiary [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	4,294	998
Mr. Meng Xue [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties		5,449
Mr. Meng Xue [Member] | Manager of a Subsidiary [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	7,398	5,449
Ms. Shuqin Chen [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties		1,358
Ms. Shuqin Chen [Member] | Manager of a Subsidiary [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	8,949	1,358
Mr. Zhipeng Zuo [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties		59
Mr. Zhipeng Zuo [Member] | Manager of a Subsidiary [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	459	59
Mr. Deqin ke [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties		724
Mr. Deqin ke [Member] | Manager of a Subsidiary [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties		724
Mr. Aisheng Zhang [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties		2,320
Mr. Aisheng Zhang [Member] | Manager of a Subsidiary [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	23,633	2,320
Mr. Zhihua Liao [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties		3,800
Mr. Zhihua Liao [Member] | Manager of a Subsidiary [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	6,941	3,800
Mr. Huagen Li [Member] | Manager of a Subsidiary [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	2,199	2,316
Ms. Lihua Li [Member] | Manager of a Subsidiary [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 7,082